YieldMax Ultra Short Option Income Strategy ETF
Schedule of Investments
January 31, 2026 (Unaudited)

PURCHASED OPTIONS - 1.5% (a)	Notional Amount	Contracts	Value
Call Options - 1.5% (b)(c)(d)
Alibaba Group Holding Ltd., Expiration: 02/06/2026; Exercise Price: $192.50	$915,624	54	$1,215
Carrier Global Corp., Expiration: 02/20/2026; Exercise Price: $62.50	1,489,500	250	32,500
Centene Corp., Expiration: 02/06/2026; Exercise Price: $46.00	1,429,560	330	32,505
Charter Communications, Inc., Expiration: 02/06/2026; Exercise Price: $225.00	1,236,720	60	4,200
Chipotle Mexican Grill, Inc., Expiration: 02/06/2026; Exercise Price: $43.00	1,554,800	400	21,000
Conagra Brands, Inc., Expiration: 02/06/2026; Exercise Price: $18.50	1,099,494	594	13,365
Etsy, Inc., Expiration: 02/06/2026; Exercise Price: $58.00	1,376,960	260	4,680
GameStop Corp., Expiration: 02/06/2026; Exercise Price: $26.50	1,432,800	600	12,000
Hims & Hers Health, Inc., Expiration: 02/06/2026; Exercise Price: $29.50	1,002,330	370	11,470
Invesco QQQ Trust Series 1, Expiration: 02/06/2026; Exercise Price: $650.00	1,492,488	24	132
Live Nation Entertainment, Inc., Expiration: 02/20/2026; Exercise Price: $170.00	1,221,780	84	7,350
NIKE, Inc., Expiration: 02/06/2026; Exercise Price: $71.00	1,384,544	224	1,344
Novo Nordisk AS, Expiration: 02/06/2026; Exercise Price: $66.00	1,521,408	256	13,696
Oklo, Inc., Expiration: 02/06/2026; Exercise Price: $92.00	1,162,452	146	12,337
PayPal Holdings, Inc., Expiration: 02/06/2026; Exercise Price: $62.00	948,420	180	4,860
RH, Expiration: 02/06/2026; Exercise Price: $230.00	1,272,512	64	2,560
Rocket Lab Corp., Expiration: 02/06/2026; Exercise Price: $90.00	680,595	85	8,330
Starbucks Corp., Expiration: 02/06/2026; Exercise Price: $102.00	1,507,980	164	820
Super Micro Computer, Inc., Expiration: 02/06/2026; Exercise Price: $32.00	1,047,960	360	30,060
Target Corp., Expiration: 02/06/2026; Exercise Price: $112.00	1,666,426	158	3,713
Tesla, Inc., Expiration: 02/06/2026; Exercise Price: $452.50	1,205,148	28	8,680
Zoetis, Inc., Expiration: 02/20/2026; Exercise Price: $145.00	1,822,372	146	19,345
TOTAL PURCHASED OPTIONS (Cost $273,457)			246,162

COMMON STOCKS - 0.0% (e)		Shares
Mining - 0.0% (e)
Energy Fuels, Inc. (a)		100	2,244
TOTAL COMMON STOCKS (Cost $1,798)			2,244

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 99.2%		Principal
3.80%, 02/19/2026 (f)(g)		$4,096,000	4,089,049
3.59%, 06/11/2026 (f)(g)		1,500,000	1,481,053
3.66%, 07/09/2026 (f)(g)		5,467,000	5,382,877
3.67%, 08/06/2026 (f)(g)		5,485,000	5,386,205
TOTAL U.S. TREASURY BILLS (Cost $16,334,948)			16,339,184

MONEY MARKET FUNDS - 18.8%		Shares
First American Government Obligations Fund - Class X, 3.61% (h)		3,104,587	3,104,587
TOTAL MONEY MARKET FUNDS (Cost $3,104,587)			3,104,587

TOTAL INVESTMENTS - 119.5% (Cost $19,714,790)			19,692,177
Liabilities in Excess of Other Assets - (19.5)%			(3,212,445)
TOTAL NET ASSETS - 100.0%			$16,479,732

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown is the annualized yield as of January 31, 2026.
(g)	All or a portion of the security has been pledged as collateral for written options. The fair value of securities committed as collateral as of January 31, 2026 was $16,338,811.
(h)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

YieldMax Ultra Short Option Income Strategy ETF
Schedule of Written Options
January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (3.6)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (1.7)%
Alibaba Group Holding Ltd., Expiration: 02/06/2026; Exercise Price: $180.00	$(457,812)	(27)	$(2,565)
Carrier Global Corp., Expiration: 02/20/2026; Exercise Price: $60.00	(744,750)	(125)	(28,750)
Centene Corp., Expiration: 02/06/2026; Exercise Price: $44.00	(714,780)	(165)	(28,875)
Charter Communications, Inc., Expiration: 02/06/2026; Exercise Price: $215.00	(618,360)	(30)	(6,000)
Chipotle Mexican Grill, Inc., Expiration: 02/06/2026; Exercise Price: $41.50	(777,400)	(200)	(19,000)
Conagra Brands, Inc., Expiration: 02/06/2026; Exercise Price: $18.00	(549,747)	(297)	(17,820)
Etsy, Inc., Expiration: 02/06/2026; Exercise Price: $55.00	(688,480)	(130)	(8,450)
GameStop Corp., Expiration: 02/06/2026; Exercise Price: $24.00	(716,400)	(300)	(20,400)
Hims & Hers Health, Inc., Expiration: 02/06/2026; Exercise Price: $28.50	(501,165)	(185)	(9,343)
Invesco QQQ Trust Series 1, Expiration: 02/06/2026; Exercise Price: $632.00	(746,244)	(12)	(2,670)
Live Nation Entertainment, Inc., Expiration: 02/20/2026; Exercise Price: $150.00	(610,890)	(42)	(17,220)
NIKE, Inc., Expiration: 02/06/2026; Exercise Price: $65.00	(692,272)	(112)	(2,128)
Novo Nordisk AS, Expiration: 02/06/2026; Exercise Price: $63.00	(760,704)	(128)	(14,528)
Oklo, Inc., Expiration: 02/06/2026; Exercise Price: $89.00	(581,226)	(73)	(9,782)
PayPal Holdings, Inc., Expiration: 02/06/2026; Exercise Price: $59.00	(474,210)	(90)	(4,455)
RH, Expiration: 02/06/2026; Exercise Price: $217.50	(636,256)	(32)	(4,720)
Starbucks Corp., Expiration: 02/06/2026; Exercise Price: $97.00	(753,990)	(82)	(2,009)
Super Micro Computer, Inc., Expiration: 02/06/2026; Exercise Price: $30.50	(523,980)	(180)	(22,590)
Target Corp., Expiration: 02/06/2026; Exercise Price: $105.00	(833,213)	(79)	(18,012)
Tesla, Inc., Expiration: 02/06/2026; Exercise Price: $435.00	(602,574)	(14)	(11,480)
Zoetis, Inc., Expiration: 02/20/2026; Exercise Price: $130.00	(911,186)	(73)	(24,820)
Total Call Options			(275,617)

Put Options - (1.9)%
Alibaba Group Holding Ltd., Expiration: 02/06/2026; Exercise Price: $162.50	(457,812)	(27)	(3,537)
Carrier Global Corp., Expiration: 02/20/2026; Exercise Price: $52.50	(744,750)	(125)	(4,687)
Centene Corp., Expiration: 02/06/2026; Exercise Price: $41.50	(714,780)	(165)	(21,202)
Charter Communications, Inc., Expiration: 02/06/2026; Exercise Price: $200.00	(618,360)	(30)	(7,275)
Chipotle Mexican Grill, Inc., Expiration: 02/06/2026; Exercise Price: $37.00	(777,400)	(200)	(21,800)
Conagra Brands, Inc., Expiration: 02/06/2026; Exercise Price: $17.00	(549,747)	(297)	(743)
Etsy, Inc., Expiration: 02/06/2026; Exercise Price: $51.00	(688,480)	(130)	(8,645)
GameStop Corp., Expiration: 02/06/2026; Exercise Price: $22.50	(716,400)	(300)	(4,050)
Hims & Hers Health, Inc., Expiration: 02/06/2026; Exercise Price: $26.50	(501,165)	(185)	(13,320)
Invesco QQQ Trust Series 1, Expiration: 02/06/2026; Exercise Price: $605.00	(746,244)	(12)	(2,988)
Live Nation Entertainment, Inc., Expiration: 02/20/2026; Exercise Price: $140.00	(610,890)	(42)	(15,960)
NIKE, Inc., Expiration: 02/06/2026; Exercise Price: $59.00	(692,272)	(112)	(1,904)
Novo Nordisk AS, Expiration: 02/06/2026; Exercise Price: $57.00	(760,704)	(128)	(16,704)
Oklo, Inc., Expiration: 02/06/2026; Exercise Price: $82.00	(581,226)	(73)	(41,610)
PayPal Holdings, Inc., Expiration: 02/06/2026; Exercise Price: $54.00	(474,210)	(90)	(27,180)
RH, Expiration: 02/06/2026; Exercise Price: $187.50	(636,256)	(32)	(6,880)
Rocket Lab Corp., Expiration: 02/06/2026; Exercise Price: $77.00	(680,595)	(85)	(20,783)
Starbucks Corp., Expiration: 02/06/2026; Exercise Price: $96.00	(753,990)	(82)	(37,925)
Super Micro Computer, Inc., Expiration: 02/06/2026; Exercise Price: $28.00	(523,980)	(180)	(23,040)
Target Corp., Expiration: 02/06/2026; Exercise Price: $101.00	(833,213)	(79)	(4,226)
Tesla, Inc., Expiration: 02/06/2026; Exercise Price: $415.00	(602,574)	(14)	(5,705)
Zoetis, Inc., Expiration: 02/20/2026; Exercise Price: $120.00	(911,186)	(73)	(26,280)
Total Put Options			(316,444)
TOTAL WRITTEN OPTIONS (Premiums received $548,105)			$(592,061)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

YieldMax Ultra Short Option Income Strategy ETF
Schedule of Securities Sold Short
January 31, 2026 (Unaudited)

COMMON STOCKS - (84.0)%	Shares	Value
Aerospace/Defense - (4.1)%
Rocket Lab Corp.	(8,500)	$(680,595)

Apparel - (4.2)%
NIKE, Inc. - Class B	(11,200)	(692,272)

Auto Manufacturers - (3.7)%
Tesla, Inc.	(1,400)	(602,574)

Building Materials - (4.5)%
Carrier Global Corp.	(12,500)	(744,750)

Commercial Services - (2.9)%
PayPal Holdings, Inc.	(9,000)	(474,210)

Computers - (3.2)%
Super Micro Computer, Inc.	(18,000)	(523,980)

Electric - (3.5)%
Oklo, Inc.	(7,300)	(581,226)

Entertainment - (3.7)%
Live Nation Entertainment, Inc.	(4,200)	(610,890)

Food - (3.3)%
Conagra Brands, Inc.	(29,700)	(549,747)

Healthcare-Services - (4.3)%
Centene Corp.	(16,500)	(714,780)

Internet - (10.0)%
Alibaba Group Holding Ltd. - ADR	(2,700)	(457,812)
Etsy, Inc.	(13,000)	(688,480)
Hims & Hers Health, Inc.	(18,500)	(501,165)
		(1,647,457)

Media - (3.8)%
Charter Communications, Inc. - Class A	(3,000)	(618,360)

Mining - (0.0)% (a)
Energy Fuels, Inc.	(100)	(2,244)

Pharmaceuticals - (10.2)%
Novo Nordisk AS - ADR	(12,800)	(760,704)
Zoetis, Inc.	(7,300)	(911,186)
		(1,671,890)

Retail - (22.6)%
Chipotle Mexican Grill, Inc.	(20,000)	(777,400)
GameStop Corp. - Class A	(30,000)	(716,400)
RH	(3,200)	(636,256)
Starbucks Corp.	(8,200)	(753,990)
Target Corp.	(7,900)	(833,213)
		(3,717,259)
TOTAL COMMON STOCKS (Proceeds $13,545,346)		(13,832,234)

EXCHANGE TRADED FUNDS - (4.5)%
Invesco QQQ Trust Series 1	(1,200)	(746,244)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $747,888)		(746,244)

TOTAL SECURITIES SOLD SHORT (Proceeds $14,293,234)		$(14,578,478)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Represents less than (0.05)% of net assets.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

YieldMax Ultra Short Option Income Strategy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$246,162	$–	$246,162
Common Stocks	2,244	–	–	2,244
U.S. Treasury Bills	–	16,339,184	–	16,339,184
Money Market Funds	3,104,587	–	–	3,104,587
Total Investments	$3,106,831	$16,585,346	$–	$19,692,177

Liabilities:
Investments:
Common Stocks	$(13,832,234)	$–	$–	$(13,832,234)
Exchange Traded Funds	(746,244)	–	–	(746,244)
Written Options	–	(592,061)	–	(592,061)
Total Investments	$(14,578,478)	$(592,061)	$–	$(15,170,539)

Refer to the Schedule of Investments and the Schedule of Securities Sold Short for further disaggregation of investment categories.